Leases - Summary of the carrying amounts of right-of-use assets recognized and the movements (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	S/ 139,386	S/ 144,317	S/ 119,006
Additions of right-of-use assets	26,826	17,892	36,617
Acquired through business combinations			21,679
Transfers to property, furniture and equipment	(2,571)	(2,956)	(2,575)
Annual depreciation	(27,636)	(26,577)	(21,726)
Write-off	(79)	(917)	(1,199)
Exchange difference	(4,864)	7,627	(7,485)
Ending balance	131,062	139,386	144,317
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17,967	18,058	18,149
Annual depreciation	(91)	(91)	(91)
Ending balance	17,876	17,967	18,058
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45,432	48,429	50,728
Additions of right-of-use assets	22,134	7,022	1,495
Acquired through business combinations			9,162
Annual depreciation	(12,633)	(11,246)	(9,870)
Write-off		(459)	(1,199)
Exchange difference	(1,257)	1,686	(1,887)
Ending balance	53,676	45,432	48,429
Medical Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	75,188	76,858	49,304
Additions of right-of-use assets	4,692	10,870	34,672
Acquired through business combinations			12,517
Transfers to property, furniture and equipment	(2,571)	(2,956)	(2,575)
Annual depreciation	(14,679)	(14,982)	(11,534)
Write-off	(79)	(458)
Exchange difference	(3,565)	5,856	(5,526)
Ending balance	58,986	75,188	76,858
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	727	897	747
Additions of right-of-use assets			450
Annual depreciation	(230)	(255)	(228)
Exchange difference	(42)	85	(72)
Ending balance	455	727	897
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	72	75	78
Annual depreciation	(3)	(3)	(3)
Ending balance	S/ 69	S/ 72	S/ 75